FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 M
Total
Financial assets:
Cash equivalents and short-term investments	$ 7,153
Available-for-sale securities	76,525
Trade receivables	75,892
Fair value of derivative financial instruments	707
Total financial assets	160,277
Financial liabilities:
Fair value of derivative financial instruments	4,836
Maximum term of maturity from the date of purchase to classify marketable securities as cash equivalents (in months)	3
Minimum term of maturity from the date of purchase to classify marketable securities as short-term investments (in months)	3
Level 1
Financial assets:
Available-for-sale securities	76,525
Total financial assets	76,525
Level 2
Financial assets:
Cash equivalents and short-term investments	7,153
Trade receivables	75,892
Fair value of derivative financial instruments	707
Total financial assets	83,752
Financial liabilities:
Fair value of derivative financial instruments	$ 4,836